Shareholder Report, Line Graph (Details) 190906_Boston Partners Global Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 235,452	$ 200,410	$ 164,037	$ 142,289	$ 155,121	$ 111,068	$ 114,981	$ 124,865	$ 113,586	$ 100,000	$ 290,378
MSCI THE WORLD INDEX Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI THE WORLD INDEX Gross (USD)
Accumulated Value	295,225	254,129	203,298	174,943	205,019	157,303	133,981	132,867	116,842	100,000	$ 356,733
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI THE WORLD INDEX Net (USD)
Accumulated Value	282,166	243,927	196,027	169,568	199,668	153,870	131,754	131,411	116,186	100,000	$ 339,652
MSCI World Value Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Value Net Total Return Index
Accumulated Value	$ 216,444	$ 193,365	$ 159,110	$ 144,331	$ 155,946	$ 118,674	$ 120,600	$ 123,325	$ 114,944	$ 100,000	$ 267,120